Stockholders’ Equity (Details) - Schedule of warrant activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Warrant, outstanding beginning balance	5,658,830		247,403
Warrant, Granted	6,988,487	1,961,267	5,921,071
Warrant, Exercised		(2,414,218)
Warrant, Forfeited/Cancelled	(39,656)	(19,167)	(37,526)
Warrant, outstanding ending balance	12,607,661	5,658,830	6,130,948
Warrant, exercisable	8,607,661	5,616,330	3,228,235
Weighted Average Exercise Price [Member]
Stockholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Weighted Average Exercise Price, outstanding beginning balance	$ 4.98	$ 4.96	$ 15.75
Weighted Average Exercise Price, Granted	3.48	5.6	4.7
Weighted Average Exercise, Exercised		4.55
Weighted Average Exercise Price, Forfeited/Cancelled	12	24	13.31
Weighted Average Exercise Price, outstanding ending balance	4.02	4.98	4.96
Weighted Average Exercise Price, exercisable	$ 3.79	$ 4.97	$ 5.37